SHARE- BASED COMPENSATION	6 Months Ended
Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE- BASED COMPENSATION
NOTE 6: -      SHARE- BASED COMPENSATION

a.	Expenses recognized in the financial statements:

The expense recognized in the Company's financial statements for services provided by employees and service-providers is as follows:

	Six months ended June 30,
	2021	2020
	Unaudited

Share-based compensation - Attributable to equity holders of the Company	$234	$68
Share-based compensation - Attributable to non-controlling interests	855	2,721
	$1,089	$2,789

Evogene Ltd. maintains four share option and equity incentive plans: the Evogene Share Option Plan (2002), the Evogene Ltd. Key Employee Share Incentive Plan, 2003, the Evogene Ltd. 2013 Share Option Plan and the Evogene Ltd. 2021 Share Incentive Plan. All such option and incentive plans provide for the grant of options to purchase the Company's ordinary shares and generally expire 10 years from the grant date.

b.	Evogene Ltd. share-based payment plan for employees, directors and consultants:

During the six months ended June 30, 2021 and 2020, the board of directors of Evogene Ltd. approved to grant its employees, directors and consultants an aggregate of 217,500 and 790,000 options, respectively. The fair value of the options determined at their grant date using the binomial model was approximately $356 and $184, respectively.

c.	Evogene Ltd. share options activity:

The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of Evogene Ltd. as of June 30, 2021 and June 30, 2020 and during the periods then ended:

	2021		2020
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	4,030,702	6.24	4,335,017	7.08
Granted	217,500	6.27	790,000	1.10
Exercised	(136,383)	2.96	-	-
Forfeited	(360,980)	10.50	(807,468)	6.95
Outstanding on June 30,	3,750,839	6.42	4,317,549	5.99
Exercisable at June 30,	2,417,326	7.67	2,511,019	8.74

d.
The Company's subsidiaries maintain share option and incentive plans with similar terms and conditions. During the six months ended June 30, 2021 and 2020, the Company's subsidiaries approved to grant their employees, directors and consultants 431,851 and 775,848 options, respectively. The fair value of the options determined at their grant date using the binomial model was approximately $1,311 and $4,068, respectively. The fair value was estimated using the binomial model.

The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of the Company's subsidiaries as of June 30, 2021 and June 30, 2020 and during the periods then ended:

	2021		2020
	Number of options*	Weighted average exercise prices* ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	1,798,780	0.90	460,038	0.13
Granted	431,851	4.71	775,848	1.94
Exercised	-	-	-	-
Forfeited	(16,485)	0.20	(40,484)	0.20
Outstanding on June 30,	2,214,146	1.65	1,195,402	1.31
Exercisable at June 30,	1,007,821	0.63	502,257	0.17

*) Retroactively reflect the 1:10 ordinary share split implemented on June 8, 2021, in Canonic Ltd.

e.	The total compensation cost related to all of the Company's equity-based awards, recognized during the presented periods was comprised as follows:

	Six months ended June 30,
	2021	2020
	Unaudited

Research and development, net	$532	$1,404
Business development	269	897
General and administrative	288	488

	$1,089	$2,789